Leases (Details) - Schedule of Lease Costs - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Lease Costs [Abstract]
Operating lease cost	$ 119	$ 66